Cash and Cash Equivalents - Disclosure of Cash and Cash Equivalents (Detail) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash	$ 122,271	$ 253,776
Money market fund	3,818	0
Cash and cash equivalents	$ 126,089	$ 253,776	[1]	$ 172,758

[1]	Certain balances as at December 31, 2022 have been re-presented as a result of measurement period adjustments for the acquisition of Exterran as required by IFRS 3 “Business Combinations”, refer to Note 6 “Acquisition” for more information.